Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Derivative Instruments And Hedging Activities

8. Derivative Instruments and Hedging Activities

The Series' primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Series do not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Series' derivatives by instrument types as of December 31, 2011 and 2010 is included in the Condensed Schedules of Investments. See Note 4 for further disclosure related to each Series' position in swap contracts. This activity was performed by affiliated Trading Companies and does not include activity of unaffiliated trading Company investments.

The following tables summarize the monthly averages of futures contracts bought and sold for each respective Series of the Trust:

For The Year Ended December 31, 2011

	Bought	Sold
Monthly average contracts:
Frontier Diversified Series	4,400	1,400
Frontier Long/Short Commodity Series	105,000	93,100
Balanced Series	25,300	34,300
Berkeley/Graham/Tiverton Series	5,500	2,800
Currency Series	1,650	21,400
Winton/Graham	16,500	3,500

For The Year Ended December 31, 2010

	Bought	Sold
Frontier Diversified Series	4,000	1,000
Frontier Long/Short Commodity Series	95,000	65,000
Balanced Series	23,000	24,200
Berkeley/Graham/Tiverton Series	5,000	2,000
Currency Series	1,500	15,000
Winton/Graham	15,000	2,500

The following tables summarize the trading revenues for the years ended December 31, 2011, 2010 and 2009 by contract:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (1)

Type of contract	Frontier Long/Short Commodity Series	Frontier Masters Series	Balanced Series
Metals	$(19,704,072)	$(11,149)	$5,574,604
Currencies	(92,524)	(1,465,976)	14,631,163
Energies	14,045,969	(1,134,274)	(6,415,781)
Agriculturals	10,091,145	(1,229,172)	(12,366,802)
Interest rates	211,370	1,121,985	50,568,346
Stock indices	545,082	(795,382)	391,606

Realized trading income/(loss)(2)	$5,096,970	$(3,513,968)	$52,383,136

Type of contract	Currency Series	Winton/Graham Series
Metals	$—	$1,144,332
Currencies	(142,069)	110,745
Energies	—	91,930
Agriculturals	—	1,912
Interest rates	—	391,518
Stock indices	—	(942,278)

Realized trading income/(loss)(2)	$(142,069)	$798,159

Net Change in Open Trade Equity from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

Type of contract	Frontier Long/Short Commodity Series	Frontier Masters Series	Balanced Series
Metals	$22,243,353	$17,541	$(7,332,702)
Currencies	64,835	439,872	(40,725,767)
Energies	(11,129,918)	101,217	1,141,915
Agriculturals	(7,448,903)	(204,311)	(11,128,623)
Interest rates	(709,473)	(893,143)	(5,106,082)
Stock indices	(265,307)	1,331,196	(6,925,069)

Change in unrealized trading income/(loss)(3)	$2,754,587	$792,372	$(70,076,328)

Type of contract	Currency Series	Winton/Graham Series
Metals	$—	$(619,217)
Currencies	(27,166)	(571,607)
Energies	—	12,279
Agriculturals	—	(371,424)
Interest rates	—	(285,680)
Stock indices	—	313,862

Change in unrealized trading income/(loss)(3)	$(27,166)	$(1,521,787)

(1)	The Frontier Diversified Series, Transtrend/Graham/Tiverton Series (formerly known as Berkeley/Graham/Tiverton Series), Currency Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series and Winton Series participate in trading activities through equity in earnings/(loss) from trading companies. The Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. The Balanced Series consolidated Frontier Trading Company XIV, LLC since June 20, 2011, Frontier Trading Company XVII, LLC since September 9, 2011, and Frontier Trading Company XVIII, LLC since October 24, 2011. The Frontier Long/Short Series consolidated Frontier Trading Company VII, LLC since September 28, 2011. The Frontier Masters Series consolidated Frontier Trading Company XXI, LLC since March 1, 2011.
(2)	Amounts recorded in the Statements of Operations under Net realized gain(loss) on futures, forwards and options.
(3)	Amounts recorded in the Statements of Operations under Net change in open trade equity (deficit), at fair value.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (1)

Type of contract	Frontier Diversified Series	Frontier Long/Short Commodity Series	Balanced Series
Metals	$906,825	$334,220	$8,897,940
Currencies	224,608	619,216	6,609,167
Energies	(725,644)	(32,272,414)	(1,878,859)
Agriculturals	(1,060,508)	6,407,717	607,231
Interest rates	1,444,587	(497,654)	10,538,167
Stock indices	(730,345)	1,379,261	2,968,760

Realized trading income/(loss)(2)	$59,523	$(24,029,654)	$27,742,406

Type of contract	Berkeley/Graham/ Tiverton Series	Currency Series	Winton/Graham Series
Metals	$644,922	$—	$410,013
Currencies	(2,509,333)	290,954	3,469,334
Energies	(77,310)	—	(3,365,670)
Agriculturals	1,932,614	—	1,842,657
Interest rates	5,148,691	—	8,589,224
Stock indices	(638,620)	—	(5,464,152)

Realized trading income/(loss)(2)	$4,500,964	$290,954	$5,481,406

Net Change in Open Trade Equity from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

Type of contract	Frontier Diversified Series	Frontier Long/Short Commodity Series	Balanced Series
Metals	$(1,808,138)	$282,667	$6,894,319
Currencies	842,676	(69,820)	(3,152,713)
Energies	(4,250)	24,029,702	3,465,690
Agriculturals	(390,911)	(5,585,339)	5,371,647
Interest rates	883,518	(201,571)	5,952,513
Stock indices	(227,989)	31,629	(1,071,787)

Unrealized trading income/(loss)(3)	$(705,094)	$18,487,268	$17,459,669

Type of contract	Berkeley/Graham/ Tiverton Series	Currency Series	Winton/Graham Series
Metals	$(2,788,785)	$—	$(2,364,922)
Currencies	6,807,535	54,015	8,948,879
Energies	(444,048)	—	(1,159,361)
Agriculturals	(791,698)	—	(1,491,247)
Interest rates	(357,453)	—	(1,541,855)
Stock indices	(80,013)	—	(1,774,544)

Unrealized trading income/(loss)(3)	$2,345,538	$54,015	$616,950

(1)	The Frontier Diversified Series, Frontier Masters Series, Berkeley/Graham/Tiverton Series, Managed Futures Index Series and Winton Series participate in trading activities through equity in earnings/(loss) from trading companies. The Dynamic Series and Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. Frontier Long/Short Commodity Series deconsolidated Frontier Trading Company VII, LLC as of January 31, 2010. The Balanced Series deconsolidated Frontier Trading Company XIV, LLC as of January 25, 2010 and Frontier Trading Company VI, LLC as of March 19, 2010. The Berkeley/Graham/Tiverton Series consolidated Frontier Trading Company VI, LLC on March 19, 2010 and thereafter. The Frontier Diversified Series, Balanced Series and Long/Short Series participate in trading activities through equity in earnings(loss) from the aforementioned deconsolidated trading companies.
(2)	In the Statements of Operations under Net realized gain(loss) on futures, forwards and options.
(3)	In the Statements of Operations under Net change in open trade equity (deficit), at fair value.

Realized Trading Revenue from Futures, Forwards and Options

for the Twelve Months Ended December 31, 2009 (1)

Type of contract	Frontier Long/Short Commodity Series	Balanced Series	Berkeley/Graham/ Tiverton Series
Metals	$19,615,278	$(5,239,299)	$383,614
Currencies	3,599,861	6,732,973	1,140,115
Energies	20,547,042	(13,532,062)	(660,395)
Agriculturals	9,409,345	10,327,412	(1,379,700)
Interest rates	2,539,200	(25,905,939)	(585,739)
Stock indices	4,578,201	52,565,778	(515,373)

Realized trading income/(loss)(2)	$60,288,927	$24,948,863	$(1,617,478)

Type of contract	Currency Series	Winton Series	Winton/Graham Series
Metals	$—	$1,427,741	$1,470,562
Currencies	(178,743)	(1,770,778)	1,214,077
Energies	—	(2,503,289)	(2,353,206)
Agriculturals	—	(2,116,386)	(774,992)
Interest rates	—	1,325,304	(3,550,512)
Stock indices	—	(1,047,591)	9,847,851

Realized trading income/(loss)(2)	$(178,743)	$(4,684,999)	$5,853,780

Net Change in Open Trade Equity from Futures, Forwards and Options for the Twelve Months Ended December 31, 2009 (1)

Type of contract	Frontier Long/Short Commodity Series	Balanced Series	Berkeley/Graham/ Tiverton Series
Metals	$(15,338,074)	$(1,597,128)	$187,751
Currencies	(141,604)	(25,601,772)	(885,245)
Energies	1,796,390	1,165,825	397,133
Agriculturals	(15,751,965)	2,978,506	(74,899)
Interest rates	440,666	2,244,443	(844,133)
Stock indices	678,338	3,786,085	459,162

Unrealized trading income/(loss)(2)	$(28,316,249)	$(17,024,041)	$(760,231)

Type of contract	Currency Series	Winton Series	Winton/Graham Series
Metals	$—	$(1,596,179)	$(647,951)
Currencies	2,985	166,923	7,035,862
Energies	—	860,728	(1,024,357)
Agriculturals	—	2,077,665	(895,567)
Interest rates	—	(7,272,548)	(1,762,016)
Stock indices	—	2,154,604	(1,023,980)

Unrealized trading income/(loss)(2)	$2,985	$(3,608,807)	$1,681,991

(1)	The Frontier Diversified Series, Frontier Masters Series and Managed Futures Index Series participate in trading activities through equity in earnings/(loss) from trading companies. The Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. Berkeley/Graham/Tiverton Series deconsolidated Frontier Trading Company V LLC as of April 23, 2009, and thereafter participates in trading activities through equity in earnings/(loss) from trading companies. Winton Series deconsolidated Frontier Trading Company II LLC as of May 28, 2009, and thereafter participates in trading activities through equity in earnings/(loss) from Frontier Trading Company II LLC.
(2)	In the Statements of Operations under Net change in open trade equity (deficit), at fair value.

The Frontier Fund [Member]
Derivative Instruments And Hedging Activities
7. Derivative Instruments and Hedging Activities

The Trust's primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Trust does not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Trust's derivatives by instrument types as of December 31, 2011 and 2010 is included in the Consolidated Condensed Schedules of Investments. See Note 4 for further disclosure related to the Trust's positions in swap contracts.

For the year ended December 31, 2011and 2010, the monthly average of futures contracts bought was approximately 154,390 and 143,500, respectively and sold was approximately 156,500 and 109,700, respectively. The following tables summarize the trading revenues for the years ended December 31, 2011 and 2010 approximately by contract:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (2)

Type of contract
Metals	$11,612,828
Currencies	34,838,054
Energies	35,782,228
Agriculturals	13,881,212
Interest rates	28,920,221
Stock indices	20,611,934

Realized trading income/(loss)(2)	$145,646,477

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

Type of contract
Metals	$(9,104,684)
Currencies	(39,279,686)
Energies	611,935
Agriculturals	(18,764,970)
Interest rates	(8,749,367)
Stock indices	(11,265,448)

Unrealized trading income/(loss)(1)	$(86,552,220)

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (2)

Type of contract
Metals	$14,579,597
Currencies	19,812,288
Energies	2,633,175
Agriculturals	46,752,288
Interest rates	14,743,765
Stock indices	7,201,121

Realized trading income/(loss)(2)	$105,722,234

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

Type of contract
Metals	$4,546,830
Currencies	12,256,088
Energies	25,386,546
Agriculturals	(11,784,078)
Interest rates	1,744,734
Stock indices	2,413,750

Unrealized trading income/(loss)(1)	$34,563,870

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2009 (2)

Type of contract	The Frontier Fund
Metals	$23,231,667
Currencies	4,706,930
Energies	21,870,383
Agriculturals	14,079,154
Interest rates	3,053,132
Stock indices	18,630,922

Realized trading income/(loss)(2)	$85,572,188

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2009(1)

Type of contract	The Frontier Fund
Metals	$18,646,859
Currencies	(21,046,593)
Energies	(6,894,149)
Agriculturals	(21,638,396)
Interest rates	(2,323,143)
Stock indices	(12,673,852)

Unrealized trading income/(loss)(1)	$(45,929,274)

(1)	In the Consolidated Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Consolidated Statements of Operations under Net realized gain/(loss) on futures, forwards and options.

The Trading Companies Of The Frontier Fund [Member]
Derivative Instruments And Hedging Activities

6. Derivative Instruments and Hedging Activities

The Trading Companies' primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Trading Companies do not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Trading Companies' derivatives by instrument types as of December 31, 2011 and 2010 is included in the Condensed Schedules of Investments. See Note 4 for further disclosure related to the Trading Companies' positions in swap contracts.

The following tables summarize the monthly averages of futures contracts bought and sold for each respective Series of the Trust:

For The Year Ended December 31, 2011

Monthly average contracts:	Bought	Sold
Frontier Trading Company I LLC	23,080	27,586
Frontier Trading Company II LLC	11,812	13,315
Frontier Trading Company III LLC	990	12,840
Frontier Trading Company V LLC	13,735	10,528
Frontier Trading Company VII, LLC	64,453	60,410
Frontier Trading Company IX, LLC	18,510	23,611
Frontier Trading Company XIV, LLC	15,486	19,780
Frontier Trading Company XV, LLC	15,452	19,220
Frontier Trading Company XVIII, LLC	31,110	33,620
Frontier Trading Company XXI, LLC	44	14

For The Year Ended December 31, 2010

Monthly average contracts:	Bought	Sold
Frontier Trading Company I LLC	21,823	22,763
Frontier Trading Company II LLC	10,303	8,108
Frontier Trading Company III LLC	1,500	15,000
Frontier Trading Company V LLC	10,548	2,270
Frontier Trading Company VI LLC	14,702	13,976
Frontier Trading Company VII, LLC	58,233	43,465
Frontier Trading Company IX, LLC	11,958	12,582
Frontier Trading Company XIV, LLC	15,969	16,405
Frontier Trading Company XV, LLC	15,937	15,859

The following tables summarize the trading revenues for the years ended December 31, 2011, 2010 and 2009, approximately by sector:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$(2,270,390)	$4,435,105	$—	$1,183,539
Currencies	44,028,692	4,867,863	(142,069)	(3,657,845)
Energies	(1,736,606)	5,462,294	—	(1,816,066)
Agriculturals	(7,153,482)	2,782,578	—	(649,094)
Interest rates	24,250,819	3,347,851	—	267,832
Stock indices	3,937,098	548,500	—	(4,983,252)

Realized trading income/(loss)(2)	$61,056,131	$21,444,191	$(142,069)	$(9,654,886)

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$179,921	$18,975,003	$(233,668)	$(821,080)
Currencies	(66,738)	711,906	(2,437,287)	(5,562,322)
Energies	315,168	37,449,900	(594,882)	518,390
Agriculturals	370,166	20,969,699	497,822	(2,100,179)
Interest rates	(88,900)	1,473,698	2,174,958	(2,565,463)
Stock indices	412,236	707,133	(1,125,390)	23,804,712

Realized trading income/(loss)(2)	$1,121,853	$80,287,339	$(1,718,447)	$13,274,058

Type of contract	Frontier Trading Company XV, LLC	Frontier Trading Company XVIII, LLC (3)	Frontier Trading Company XXI, LLC (4)
Metals	$(9,001,350)	$(823,103)	$(11,149)
Currencies	(1,344,598)	(93,572)	(1,465,976)
Energies	(2,254,523)	(396,663)	(1,134,274)
Agriculturals	1,418,651	(1,025,777)	(1,229,172)
Interest rates	(1,014,199)	(48,360)	1,121,985
Stock indices	(1,438,218)	(455,503)	(795,382)

Realized trading income/(loss)(2)	$(13,634,237)	$(2,842,978)	$(3,513,968)

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

	Frontier Trading	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company I LLC	Company II LLC	Company III LLC	Company V LLC
Metals	$(10,273,731)	$(4,201,484)	$—	$(233,946)
Currencies	(44,048,926)	2,882,661	(27,098)	77,124
Energies	(2,185,091)	(1,208,319)	—	302,829
Agriculturals	(4,320,827)	(2,048,480)	—	(1,325,915)
Interest rates	(7,491,321)	1,330,714	—	723,544
Stock indices	(12,787,873)	1,054,447	—	467,568

Unrealized trading income/(loss)(1)	$(81,107,769)	$(2,190,461)	$(27,098)	$11,204

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$(40,954)	$(11,439,472)	$(512,090)	$(1,373,977)
Currencies	(539,672)	(35,834)	419,982	(684,637)
Energies	(28,579)	4,399,950	(186,397)	586,823
Agriculturals	(69,240)	(7,454,852)	(958,808)	588,490
Interest rates	2,236	(642,498)	298,931	683,742
Stock indices	138,539	286,181	(147,899)	(363,234)

Unrealized trading income/(loss)(1)	$(537,670)	$(14,886,525)	$(1,086,281)	$(562,793)

	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company XV, LLC	Company XVIII, LLC (3)	Company XXI, LLC (4)
Metals	$19,006,684	$(53,255)	$17,541
Currencies	2,020,971	63,271	439,872
Energies	(1,101,151)	(69,347)	101,217
Agriculturals	(2,927,624)	(43,403)	(204,311)
Interest rates	(3,413,034)	651,462	(893,143)
Stock indices	(1,291,838)	47,465	1,331,196

Unrealized trading income/(loss)(1)	$12,294,008	$596,193	$792,372

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.
(3)	Frontier Trading Company XVIII, LLC commenced operations in October 2011.
(4)	Frontier Trading Company XXI, LLC commenced operations in March 2011.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$7,072,534	$5,503,516	$—	$410,013
Currencies	7,774,727	3,798,329	290,954	3,469,334
Energies	(130,447)	3,319,469	—	(3,365,670)
Agriculturals	4,354,478	4,770,663	—	1,842,657
Interest rates	(547,946)	4,405,255	—	8,589,224
Stock indices	4,970,040	4,637,289	—	(5,464,152)

Realized trading income/(loss)(2)	$23,493,386	$26,434,521	$290,954	$5,481,406

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$1,279,208	$3,435,419	$425,278	$509,045
Currencies	(215,576)	603,604	(61,362)	(504,367)
Energies	160,430	3,185,822	134,906	(543,552)
Agriculturals	908,815	30,624,139	1,056,061	266,192
Interest rates	10,419	701,354	(857,722)	(653,108)
Stock indices	1,167,169	1,280,686	318,805	691,008

Realized trading income/(loss)(2)	$3,310,465	$39,831,024	$1,015,966	$(234,782)

Type of contract	Frontier Trading Company XV, LLC
Metals	$(4,305,416)
Currencies	4,156,645
Energies	(127,783)
Agriculturals	1,471,974
Interest rates	2,846,289
Stock indices	(399,724)

Realized trading income/(loss)(2)	$3,641,985

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

	Frontier Trading	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company I LLC	Company II LLC	Company III LLC	Company V LLC
Metals	$301,912	$744,333	$—	$(2,364,922)
Currencies	2,424,817	645,472	54,015	8,948,879
Energies	3,386,563	889,357	—	(1,159,361)
Agriculturals	3,412,782	2,641,055	—	(1,491,247)
Interest rates	3,103,488	(706,213)	—	(1,541,855)
Stock indices	1,374,012	1,753,276	—	(1,774,544)

Unrealized trading income/(loss)(1)	$14,003,574	$5,967,280	$54,015	$616,950

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$5,210	$256,571	$(148,416)	$59,801
Currencies	(736,347)	(225,639)	1,693,130	(39,060)
Energies	757,738	27,567,517	73,155	204,825
Agriculturals	478,475	(22,437,145)	323,105	1,956,523
Interest rates	148,180	(2,612)	(334,538)	(564,098)
Stock indices	651,649	(170,263)	(113,620)	1,204,678

Unrealized trading income/(loss)(1)	$1,304,905	$4,988,429	$1,492,816	$2,822,669

Type of contract	Frontier Trading Company XV, LLC
Metals	$6,826,650
Currencies	2,548,379
Energies	—
Agriculturals	392,571
Interest rates	2,077,645
Stock indices	90,726

Unrealized trading income/(loss)(1)	$11,935,971

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2009 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$3,475,246	$1,588,047	$—	$1,200,986
Currencies	3,170,040	(1,610,472)	(178,743)	944,497
Energies	286,142	(2,342,983)	—	(2,622,786)
Agriculturals	62,398	(1,956,080)	—	(1,044,572)
Interest rates	(741,506)	1,485,612	—	(3,820,092)
Stock indices	2,463,165	(887,285)	—	9,578,269

Realized trading income/(loss)(2)	$8,715,485	$(3,723,161)	$(178,743)	$4,236,302

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIII, LLC
Metals	$3,441,595	$19,615,278	$(88,155)	$3,142,777
Currencies	(169,551)	3,599,861	(192,123)	(443,885)
Energies	(1,689,573)	20,547,042	162,890	(1,017,693)
Agriculturals	(517,887)	9,409,345	(311,339)	(1,719,906)
Interest rates	78,737	2,539,200	(47,574)	1,167,187
Stock indices	(1,354,053)	4,578,201	(578,678)	(669,543)

Realized trading income/(loss)(2)	$(210,732)	$60,288,927	$(1,054,979)	$458,937

Type of contract	Frontier Trading Company XIV, LLC	Frontier Trading Company XV, LLC
Metals	$(2,942,602)	$(6,201,505)
Currencies	(1,728,629)	1,315,935
Energies	4,484,267	4,063,077
Agriculturals	(2,238,895)	12,396,090
Interest rates	2,574,598	(183,030)
Stock indices	2,772,166	2,728,681

Realized trading income/(loss)(2)	$2,920,905	$14,119,248

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2009 (1)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$1,800,573	$1,956,286	$—	$648,562
Currencies	(555,213)	(1,242,233)	2,985	392,073
Energies	2,526,944	(1,974,744)	—	(3,175,210)
Agriculturals	1,886,477	(1,587,841)	—	(1,596,996)
Interest rates	252,323	1,853,851	—	(4,372,516)
Stock indices	(5,006,125)	(519,048)	—	9,025,847

Unrealized trading income/(loss)(1)	$904,979	$(1,513,729)	$2,985	$921,760

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIII, LLC
Metals	$551,242	$(15,338,074)	$(361,205)	$1,058,999
Currencies	(956,054)	(141,604)	(148,544)	33,463
Energies	4,730	1,796,390	(187,104)	304,177
Agriculturals	(889,051)	(15,751,965)	(129,226)	(720,468)
Interest rates	3,115,915	440,666	712,669	(481,812)
Stock indices	(2,703,947)	678,338	(51,776)	500,869

Unrealized trading income/(loss)(1)	$(877,165)	$(28,316,249)	$(165,186)	$695,228

Type of contract	Frontier Trading Company XIV, LLC	Frontier Trading Company XV, LLC
Metals	$2,005,875	$26,324,601
Currencies	237,027	(3,668,493)
Energies	(3,960,994)	(2,228,338)
Agriculturals	2,757,764	(5,607,090)
Interest rates	(4,088,349)	244,110
Stock indices	62,462	(468,370)

Unrealized trading income/(loss)(1)	$(2,986,215)	$14,596,420

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.